Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment, net consists of the following:

	Estimated Useful Life (in years)	June 30, 2022	December 31, 2021
Satellites	3	$52,977	$43,716
Satellites under construction	Not applicable	15,010	10,558
Other property and equipment	3-10	4,574	2,907
Total property and equipment		72,561	57,181
Less: Accumulated depreciation		(31,221)	(24,651)
Property and equipment, net		$41,340	$32,530
Information related to the Company’s property and equipment and operating lease ROU assets by geography is as follows:

	June 30, 2022	December 31, 2021
Uruguay	$41,067	$33,208
Argentina	1,400	1,250
Spain	729	791
Netherlands	5,672	-
Other countries	1,117	236
Total (1) (2) (3)	$49,985	$35,485
(1)Non-current assets include property and equipment, net and operating lease right-of-use assets.
(2)Presentation in the table is based on the geographic location of the entity that holds the assets.
(3)The Company does not have any non-current assets in the country of incorporation of the holding company.